Cover	Aug. 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2023
Entity File Number	001-36555
Entity Registrant Name	MARATHON DIGITAL HOLDINGS, INC.
Entity Central Index Key	0001507605
Entity Tax Identification Number	01-0949984
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	101 NE 3rd Avenue
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	(800)
Local Phone Number	804-1690
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MARA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false